Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

As described in more detail in Note 3, Stockholders Equity, we issued 100,000 shares of our common stock to a subsidiary of WPP, a shareholder that owns approximately 20% of our common shares.

NOTE 8 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2010, the Company acquired the technical contributions and assignment of all exclusive rights to and for a key patent in process at the time from a former CEO in exchange for 100,000 shares of common stock to be granted at the discretion of the seller and 66,667 stock options, valued at $360,000, which expired in April 2015. The shares were valued on the grant date at $570,000 and were recorded as a payable to the related party. In 2016, the obligation to issue those shares was redeemed for a payment of $363,000 in cash.

During the year ended December 31, 2015, WPP, plc made a strategic investment in the Company and is a shareholder that owns approximately 20% of the shares of the Company.

The following table sets forth the activity between the Company and WPP

	2017	2016
Total billings to WPP Agencies	$3,554,168	$2,613,942
Revenue recognized from WPP Agencies	$3,696,214	$1,542,411
Accounts receivable from WPP Agencies	$1,173,614	$1,108,585
Rebates given to WPP Agencies	$33,249	$24,519
Marketing services purchased from WPP Agencies	$54,762	$190,686
Accounts payable to WPP Agencies	$-	$12,600
Revenue share expense recorded to WPP Agencies	$401,596	$177,372
Revenue share expenses owed to WPP Agencies	$447,670	$127,458